NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Schedule of fleet classified as non-current assets and disposal group (Details) - aircraft	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	38	34
Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	3	3
Airbus A320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	7	3
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	28	28